Subsequent Events (Details) - USD ($)						1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 06, 2023	Feb. 10, 2023	Feb. 01, 2023	Dec. 13, 2022	Mar. 07, 2022	Jun. 20, 2023	Sep. 15, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 18, 2023	May 04, 2022	Oct. 04, 2021
Subsequent Events (Details) [Line Items]
Promissory note								$ 13,000
OID								$ 500					$ 3,905,634
Loan agreement description								the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $300,000. The note bears interest at a rate of 10% per annum and the Company is required to make monthly payments of $47,143 beginning in December of 2023. Upon an event of default, the note is convertible into the Company’s common stock at a price equal to 90% of the lowest per-share VWAP during the twenty-day trading period before the conversion. As additional consideration for entering into the note, the Company issued the lender 2,250,000 shares of its common stock as commitment shares at a fair value of $164,250.Subsequent to June 30, 2023, the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $261,250. The note bears interest at a rate of 12% per annum, has a maturity date of April 30, 2024, and the Company is required to make monthly payments of $45,417 beginning in October of 2023. Upon an event of default, the note is convertible into the Company’s common stock at the lower of $0.04 per share or a price equal to 75% of the lowest trading price during the ten-day trading period before the conversion. As additional consideration for entering into the note, the Company issued the lender 2,000,000 shares of its restricted common stock as commitment shares at a fair value of $84,000 and warrants to purchase 6,531,250 shares of the Company’s common stock for an exercise price of $0.04 per share.Subsequent to June 30, 2023, the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $143,000. The note bears interest at a rate of 10% per annum and a maturity date of July 27, 2024. Beginning January 27, 2024, the note is convertible into the Company’s common stock at a price equal to 65% of the lowest trading price during the ten-day trading period before the conversion.
Repaid in convertible notes								$ 261,250	$ 1,500,000
Interest rate								12.00%				1.00%
Maturity date								Apr. 30, 2024
Shares of common stock								1,093,750	16,050
Fair value								$ 44,845
Exercise of the warrants								$ 231,000
Maturity date								Sep. 14, 2023
Authorized shares								1,500,000,000	1,500,000,000
Principal amount									$ 1,417,782
Convertible notes									6,946,851
Warrants cancellation shares							1,216,008
Gross proceeds					$ 2,659,750	$ 69,137	$ 796,000
Proceeds amount									$ 2,364,250
Purchase Price			$ 250,000	$ 750,000
Fair value of issuances									16,134,193	$ 3,258,955
Payroll taxes									3,477,062
Total proceeds									$ 300,000
Warrants [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock								9,240,000
Granted warrant holders								18,480,000
Additional Purchase of Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage									23.00%
WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage									95.00%
Consultants [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock									3,142,780
Non-Officer Employees [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards									7,512,918
Officers [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards									18,250,319
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized shares											1,500,000,000
Other Ownership Interest [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage									85.00%
Additional Purchase of Orbit Media, LLC [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate									5.00%
Total membership Interests									56.00%
Ownership voting percentage									85.00%
Additional Purchase of Orbit Media, LLC [Member] | Orbit Media LLC [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate								17.50%
Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Ownership voting percentage									50.00%
Additional Purchase of WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate									51.00%
Ownership voting percentage									50.00%
Abacus Tech Pty Ltd [Member]
Subsequent Events (Details) [Line Items]
Promissory note								$ 175,000
OID								$ 23,000
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock									1,562,500
Gross proceeds									$ 750,000
Minority Investment in OG Collection, Inc. [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock									50,000
Purchase Price									$ 250,000
February 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock		1
Aggregate warrants shares		2,161,415
Warrants term		60 months
Warrants price per share		$ 0.77
March 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock	1
Aggregate warrants shares	1,607,050
Warrants term	60 months
Warrants price per share	$ 0.77